LONG-TERM INCENTIVE PLANS	12 Months Ended
Dec. 31, 2025
LONG-TERM INCENTIVE PLANS
LONG-TERM INCENTIVE PLANS

NOTE 26 — LONG-TERM INCENTIVE PLANS

a)	Quantity Summary of Restricted Shares and Performance Shares:

Balance on January 1, 2023	10,812,887
Granted	7,697,990
Share Bonus	664,433
Cancelled	(2,192,635)
Exercised	(2,674,136)
Balance on December 31, 2023	14,308,539
Granted	5,739,213
Share Bonus	2,910,064
Cancelled	(2,581,216)
Exercised	(4,093,375)
Balance on December 31, 2024	16,283,225
Granted	8,028,770
Cancelled	(1,320,055)
Exercised	(6,018,081)
Balance on December 31, 2025	16,973,859

The Company recognizes the cost of the long-term incentive plan through Restricted Shares and Performance Shares based on the fair value of the options granted on the grant date during the vesting period of each grant. The fair value of the options granted is equivalent to the fair value of the services provided to the Company, being the amount of R$ 18.32 for the 2025 grant (R$ 23.40 for the 2024 grant). The grace period for the year is 3 years for grants made as from 2017. The costs with long-term incentive plans recognized in the income statement on December 31, 2025 were R$ 149,210 (R$ 152,414 and R$ 157,979 on December 31, 2024 and 2023, respectively).

As of December 31, 2025, the Company has a total of 25,317,258 preferred shares in treasury and, according to Note 23, these shares may be used for serving this plan.